EQUITY - Distribution of capital (Details) - BRL (R$) R$ in Thousands	Feb. 18, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 01, 2020	Dec. 31, 2019
EQUITY
Capital		R$ 63,571,416	R$ 63,571,416		R$ 63,571,416
Total shares outstanding		1,676,938,271
Capital
EQUITY
Number		1,690,984,923
Percentage of shares issued		100.00%
Capital | Controlling Group
EQUITY
Number		1,244,241,119
Percentage of shares issued		73.58%
Capital | Telefnica Latinoamrica Holding
EQUITY
Number		407,279,213
Percentage of shares issued		24.09%
Capital | Telefnica
EQUITY
Number		503,329,803
Percentage of shares issued		29.77%
Capital | SP Telecomunicaes Participaes
EQUITY
Number		332,695,590
Percentage of shares issued		19.67%
Capital | Telefnica Chile
EQUITY
Number		936,513
Percentage of shares issued		0.05%
Capital | Other shareholders
EQUITY
Number		432,697,152
Percentage of shares issued		25.59%
Treasury share
EQUITY
Number	14,046,652	14,046,652
Percentage of shares issued		0.83%
Treasury Shares		(14,046,652)
Common shares
EQUITY
Treasury Shares		(14,046,652)	(2,810,752)
Common shares | Treasury share
EQUITY
Treasury Shares		(11,235,900)
Preferred shares
EQUITY
Number				1,119,340,706